Stock-Based Compensation - Schedule of Share-Based Payments (Details) - 2020 Share Incentive Plan [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share-Based Payments [Line Items]
Compensation and benefits	$ 397,733
Communication and technology		112,500
Marketing		103,125
Professional fees		121,875
General and administrative		121,875
Total	$ 397,733	$ 459,375